INCOME TAX EXPENSE - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Increase (decrease) resulting from:
Mining taxes	1.70%	1.20%
Percentage of depletion	(0.90%)	(1.40%)
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense (as a percent)	5.50%	4.50%
Change in unrecognized deferred tax assets (as a percent)	(0.40%)	(4.10%)
Over provided in prior periods (as a percent)		(0.40%)
Income not subject to tax (as a percent)	(0.70%)	(0.70%)
Effect of non-taxable impairment reversals (as a percent)	(6.90%)	(4.20%)
Accounting expenses disallowed for tax (as a percent)	1.70%	2.30%
Taxes on repatriation of foreign earnings (as a percent)	0.10%	0.50%
Impact of CARES Act	(1.40%)
AMT credit receivable due to U.S.Tax Reform (as a percent)		(0.50%)
Other (as a percent)	(0.70%)	1.90%
Effective tax rate (as a percent)	24.50%	25.60%